Parent Entity Information (Details) - Schedule of Statement of Financial Position - Parent [member] - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Total current assets	$ 2,811,985	$ 6,925,107
Total non-current assets	7,238,864	3,852,108
Total assets	10,050,849	10,777,215
Total current liabilities	3,901,365	2,044,842
Total non-current liabilities	1,206,130	62,861
Total liabilities	5,107,495	2,107,703
Net assets	4,943,354	8,669,512
Issued capital	76,008,621	61,822,859
Foreign currency reserve	232,801
Equity remuneration reserve	1,601,530	9,338,100
Accumulated losses	(72,899,598)	(62,491,447)
Total equity	$ 4,943,354	$ 8,669,512